LONG-TERM DEBT (Details) - USD ($) $ in Thousands	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Term loan	$ 238,314	$ 228,147
Less: Unamortized discount and debt issuance costs	(4,113)	(6,651)	$ (8,968)
Total debt	234,201	221,496	223,223
Less: Current portion of long-term debt	(14,234)	(13,042)	(6,891)
Total long-term debt	219,967	208,454	216,332
Term loan
Debt Instrument [Line Items]
Term loan	238,314	228,147	232,191
Less: Unamortized discount and debt issuance costs	$ (4,100)	(6,700)	$ (9,000)
Less: Current portion of long-term debt		$ (13,000)